Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net	$ (191,828)	RM (783,043)	RM (338,786)
Advances from a related party	1,221,157	4,984,763	5,149,801
Other receivable from an associate	6,218,518	25,383,991
LPW Electronics Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Other receivable from an associate
New Universe Industries Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Advances from a related party	1,221,157	4,984,763	5,149,801
Non Current [Member]
Schedule of Balances with Related Parties [Line Items]
Other receivable from an associate	6,218,518	25,383,991
Trade receivables [Member] | SEAP Trading Pte Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net	122	496	21,128
Trade payables [Member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net	(187,173)	(764,041)	(255,273)
Trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net			(104,641)
Trade payables [Member] | LPW Electronics Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net	$ (4,777)	RM (19,498)